Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
M3Sixty Income and Opportunity Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	5.68%	6.15%
M3Sixty Income and Opportunity Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%	7.14%	7.03%
Without Sales Load [Member] | M3Sixty Income and Opportunity Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%	6.88%	6.76%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	15.29%	16.08%